Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2019
Other Income and Expenses [Abstract]
Supplemental consolidated statements of income information
21.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net

Sony records transactions in other operating (income) expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2017	2018	2019
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	—
Gain on remeasurement of EMI shares*2	—	—	(116,939)
Gain on sale and issuance of M3 shares*3	(37,167)	(18)	(61)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*4	(4,259)	(29,595)	(1,496)
(Gain) loss on sale, disposal or impairment of assets, net*5	195,341	38,599	46,928

	149,001	4,072	(71,568)

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Notes 5 and 25.

*3	Refer to Note 5.

*4	Refer to Notes 25 and 26.

*5	Refer to Notes 9, 13, 20 and 26.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2017, 2018 and 2019 were 447,456 million yen, 458,518 million yen and 481,202 million yen, respectively.

(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2017, 2018 and 2019 were 363,815 million yen, 407,106 million yen and 385,500 million yen, respectively.

(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2017, 2018 and 2019 were 42,195 million yen, 46,252 million yen and 51,757 million yen, respectively, which included the internal transportation costs of finished goods.